RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RELATED PARTY [Abstract]
RELATED PARTY

NOTE 8 - RELATED PARTY

At June 30, 2014 the Company had accrued salaries to two beneficial owners of $42,088, legal accrual to related party of $8,700 and travel and office expense accruals of officers in the amount of $3,761. At December 31, 2013 the Company had accrued salaries to two beneficial owners of $42,088, legal accrual to related party of $5,500 and travel and office expense accruals of officers in the amount of $1,229.

NOTE 9 - RELATED PARTY

At December 31, 2013 the Company had accrued salaries to two beneficial owners of $42,088, legal accrual to related party of $5,500 and travel and office expense accruals of officers in the amount of $1,229.  At December 31, 2012 the Company had accrued salaries to two beneficial owners of $48,650, legal accrual to related party of $3,600 and travel and office expense accruals of officers in the amount of $3,356.